UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

               Maxim U.S. Government Mortgage Securities Portfolio

                                  Annual Report

                                December 31, 2003

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered and offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim U.S. Government Mortgage Securities Portfolio (MGMM)

Interest rates dropped sharply through 2003 as the strength of the economic recovery faltered. This decline in interest rates led to a massive refinancing wave with 99% of the outstanding mortgage universe refinanceable in 2003. Not surprisingly, MBS sector performance lagged all other asset classes last year. The Portfolio underperformed the Lehman Aggregate Bond Index by 158 basis points in 2003, which is attributable to the stellar performance of the corporate sector relative to the MBS sector. MGMM outperformed its Morningstar Intermediate Government peer group category by 71 basis points in 2003. MGMM has a 4 star performance/risk rating from Morningstar (the highest being 5 stars), ranking in the 78th percentile within the category for the one year return. An underweight to MBS throughout 2003 in favor of U.S. Treasury and Agency securities in addition to maintaining a slightly longer duration versus the Benchmark via the Government sector, allowed for strong relative performance for the year. In the current economic/interest rate environment spread product should perform well. As long as interest rates stay above 4% the MBS sector should generate strong relative returns in 2004. MGMM is currently underweight MBS in favor of Governments. We are reducing the MBS underweight with the expectation that yields will rise toward the mid-point of the anticipated trading range. Our strategy includes targeting current and slight premium coupons across terms. If the economic recovery unfolds as we expect, we will further increase the Portfolio allocation to MBS.

               Maxim US                            Lehman Aggregate
               Government Mortgage                 Bond Index
               Securities Portfolio

Dec-93           10000                                 10000
Dec-94            9766                                  9708.4
Dec-95           11284.61                              11501.93
Dec-96           11768.72                              11919.56
Dec-97           12785.54                              13070.28
Dec-98           13695.87                              14205.56
Dec-99           13765.72                              14089.08
Dec-00           15240.03                              15727.64
Dec-01           16326.64                              17055.05
Dec-02           17931.55                              18804.9
Dec-03           18383.43                              19575.9



Maxim US Government Mortgage Securities Portfolio Total Return -
One Year:  2.52%
Five Year: 6.07%
Ten Year:  6.28%

Portfolio Inception:  12/1/92

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim U.S. Government Mortgage Securities Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Government Mortgage Securities Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Mortgage Securities Portfolio of the Maxim Series Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Deloitte & Touche LLP
February 13, 2004

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years
Ended December 31, 2003 and 2002

Maxim U.S. Government Mortgage Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ASSETS:

     Investments in securities, market value  (1)                              $      309,925,645
     Cash                                                                                  12,732
     Interest receivable                                                                1,696,507
     Subscriptions receivable                                                             691,376
     Receivable for investments sold                                                        2,682
                                                                                 -----------------
                                                                                 -----------------

     Total assets                                                                     312,328,942
                                                                                 -----------------
                                                                                 -----------------

LIABILITIES:

     Due to investment adviser                                                            166,098
     Redemptions payable                                                                  813,050
     Payable for investments purchased                                                  5,061,729
                                                                                 -----------------
                                                                                 -----------------

     Total liabilities                                                                  6,040,877
                                                                                 -----------------
                                                                                 -----------------

NET ASSETS                                                                     $      306,288,065
                                                                                 =================
                                                                                 =================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                             $        2,560,223
     Additional paid-in capital                                                       300,226,626
     Net unrealized appreciation on investments                                         3,430,555
     Accumulated net realized gain on investments                                          70,661
                                                                                 -----------------
                                                                                 -----------------

NET ASSETS                                                                     $      306,288,065
                                                                                 =================
                                                                                 =================

NET ASSET VALUE PER OUTSTANDING SHARE                                          $            11.96
                                                                                 =================
                                                                                 =================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                       250,000,000
     Outstanding                                                                       25,602,225

(1)  Cost of investments in securities:                                        $      306,495,090

See notes to financial statements.


MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Interest                                                                       $       15,124,144
    Income from securities lending                                                             47,831
                                                                                     -----------------
                                                                                     -----------------

    Total income                                                                           15,171,975
                                                                                     -----------------
                                                                                     -----------------

EXPENSES:

    Management fees                                                                         1,937,179
                                                                                     -----------------
                                                                                     -----------------

NET INVESTMENT INCOME                                                                      13,234,796
                                                                                     -----------------
                                                                                     -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                                                        4,255,058
    Change in net unrealized appreciation on investments                                   (9,351,203)
                                                                                     -----------------
                                                                                     -----------------

    Net realized and unrealized loss on investments                                        (5,096,145)
                                                                                     -----------------
                                                                                     -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $        8,138,651
                                                                                     =================
                                                                                     =================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                        2003              2002
                                                                    -------------     --------------
                                                                    -------------     --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                         $   13,234,796    $    13,622,525
    Net realized gain on investments                                   4,255,058          2,556,600
    Change in net unrealized appreciation on investments              (9,351,203)         9,079,005
                                                                    -------------     --------------
                                                                    -------------     --------------

    Net increase in net assets resulting from operations               8,138,651         25,258,130
                                                                    -------------     --------------
                                                                    -------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                       (13,068,462)       (13,523,886)
    From net realized gains                                           (5,060,766)        (1,161,173)
                                                                    -------------     --------------
                                                                    -------------     --------------

    Total distributions                                              (18,129,228)       (14,685,059)
                                                                    -------------     --------------
                                                                    -------------     --------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                197,343,196        213,171,030
    Reinvestment of distributions                                     18,129,228         14,685,059
    Redemptions of shares                                           (246,320,763)      (110,898,461)
                                                                    -------------     --------------
                                                                    -------------     --------------

    Net increase (decrease) in net assets resulting                  (30,848,339)       116,957,628
       from share transactions
                                                                    -------------     --------------
                                                                    -------------     --------------

    Total increase (decrease) in net assets                          (40,838,916)       127,530,699

NET ASSETS:
    Beginning of period                                              347,126,981        219,596,282
                                                                    -------------     --------------
                                                                    -------------     --------------

    End of period  (1)                                            $  306,288,065    $   347,126,981
                                                                    =============     ==============
                                                                    =============     ==============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                              16,061,215         17,462,249
    Issued in reinvestment of distributions                            1,493,707          1,211,123
    Redeemed                                                         (20,038,150)        (9,113,569)
                                                                    -------------     --------------
                                                                    -------------     --------------

    Net increase (decrease)                                           (2,483,228)         9,559,803
                                                                    =============     ==============
                                                                    =============     ==============

(1) Including undistributed net investment income                 $                 $       237,797

(2) Share information for 2002 has been adjusted for a 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                        Year Ended December 31,
                                        -------------------------------------------------------------
                                        -------------------------------------------------------------
                                           2003       2002 ~       2001 ~       2000 ~      1999 ~
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------
Net Asset Value, Beginning of Period  $      12.36 $     11.85  $     11.69 $      11.25 $     11.86

Income from Investment Operations

Net investment income                         0.49        0.20         0.63         0.74        0.68
Net realized and unrealized gain (loss)      (0.19)       0.54         0.18         0.43       (0.62)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Income From Investment Operations       0.30        0.74         0.81         1.17        0.06
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Less Distributions

From net investment income                   (0.50)      (0.19)       (0.65)       (0.73)      (0.67)
From net realized gains                      (0.20)      (0.04)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Total Distributions                          (0.70)      (0.23)       (0.65)       (0.73)      (0.67)
                                        -----------  ----------   ----------  -----------  ----------
                                        -----------  ----------   ----------  -----------  ----------

Net Asset Value, End of Period        $      11.96 $     12.36  $     11.85 $      11.69 $     11.25
                                        ===========  ==========   ==========  ===========  ==========
                                        ===========  ==========   ==========  ===========  ==========


Total Return                                 2.52%       9.83%        7.13%       10.71%       0.51%

Net Assets, End of Period ($000)      $    306,288 $   347,127  $   219,596 $    182,403 $   183,178

Ratio of Expenses to Average Net Assets      0.60%       0.60%        0.60%        0.60%       0.60%

Ratio of Net Investment Income to

    Average Net Assets                       4.10%       4.98%        5.66%        6.39%       5.86%

Portfolio Turnover Rate                    105.93%      82.56%       49.85%       26.97%      46.74%


 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Interest income, including amortization of discounts and premiums, is recorded daily.

      Financing Transactions

      To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio's right to repurchase the security may be restricted. Amounts owing to brokers under these agreements would be included in the "Payable for investments purchased" on the Statement of Assets and Liabilities. At December 31, 2003, there were no mortgage dollar rolls held by the Portfolio.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of December 31, 2003, there were 39 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $78,750 for the year ended December 31, 2003. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2003, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $4,698,937 and $1,030,530, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $334,987,451 and $370,293,853, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2003, the U.S. Federal income tax cost basis was $306,411,527. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,743,513 and gross depreciation of securities in which there was an excess of tax cost over value of $1,229,395, resulting in net appreciation of $3,514,118.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian, The Bank of New York. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. No securities were on loan as of December 31, 2003.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                                                    2003            2002
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                         $ 13,576,082    $ 13,523,886
        Long-term capital gain                                     4,553,146       1,161,173
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                $ 18,129,228    $ 14,685,059
                                                                 ============    ============


      As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

     Undistributed ordinary income                                               $         0

     Undistributed capital gains                                                           0

                                                                                 ------------
                                                                                 ------------
     Net accumulated earnings                                                              0

                                                                                 ------------
                                                                                 ------------

     Net unrealized appreciation on investments                                    3,514,118

     Capital loss carryforwards                                                            0

     Post-October losses                                                            (12,902)
                                                                                 ------------
                                                                                 ------------
     Total accumulated gain on investments                                       $ 3,501,216

                                                                                 ============



      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2003 the Portfolio reclassified $23,827 from paid-in capital to undistributed net investment income and $427,958 from undistributed net investment income to accumulated net realized gain on investments. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Portfolio had current year deferred post-October capital losses of $12,902.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

The Maxim Series Fund

Maxim U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 78.17%

  3,483,381 Fannie Mae                                                 3,602,205
            6.000% March 1, 2033
  1,681,426 Fannie Mae                                                 1,790,719
            7.000% December 1, 2031
  5,106,899 Fannie Mae                                                 5,306,388
            5.500% April 1, 2018
  4,991,771 Fannie Mae                                                 5,071,328
            5.500% November 1, 2033
  6,135,194 Fannie Mae                                                 6,074,406
            5.000% August 1, 2033
  3,782,264 Fannie Mae                                                 3,867,365
            5.000% May 1, 2018
  2,429,841 Fannie Mae                                                 2,512,831
            6.000% August 1, 2033
  1,900,689 Fannie Mae                                                 1,999,288
            6.500% February 1, 2032
  3,081,061 Fannie Mae                                                 3,186,163
            6.000% February 1, 2033
  1,157,035 Fannie Mae                                                 1,214,887
            6.500% May 1, 2032
  1,981,535 Fannie Mae                                                 2,011,258
            5.500% April 1, 2033
    837,568 Fannie Mae                                                   892,010
            7.000% September 1, 2031
  4,846,137 Fannie Mae                                                 4,911,700
            5.500% September 1, 2033
     63,390 Fannie Mae                                                    68,136
            7.500% September 1, 2023
  1,138,825 Fannie Mae                                                 1,212,849
            7.000% January 1, 2032
    632,590 Fannie Mae                                                   658,427
            5.500% February 1, 2017
  1,316,650 Fannie Mae                                                 1,382,483
            6.500% November 1, 2032
    659,374 Fannie Mae                                                   706,560
            7.500% October 1, 2031
     21,507 Fannie Mae                                                    23,899
            9.500% March 1, 2020
  5,070,809 Fannie Mae                                                 5,333,857
            6.500% December 1, 2031
  1,960,712 Fannie Mae                                                 2,037,302
            6.000% September 1, 2033
  1,295,840 Fannie Mae                                                 1,380,069
            7.000% November 1, 2031
  1,326,901 Fannie Mae                                                 1,412,321
            6.500% February 1, 2017
     32,086 Fannie Mae                                                    34,425
            7.500% June 1, 2016
    130,041 Fannie Mae                                                   141,782
            8.000% September 1, 2026
    415,376 Fannie Mae                                                   430,328
            6.000% April 1, 2028
  1,094,068 Fannie Mae                                                 1,150,207
            6.000% May 1, 2013
  2,027,825 Fannie Mae                                                 2,107,036
            6.000% September 1, 2032
    437,146 Fannie Mae                                                   469,927
            7.500% September 1, 2031
  2,751,700 Fannie Mae                                                 2,862,628
            5.500% April 1, 2018
  1,423,207 Fannie Mae                                                 1,519,777
            7.000% May 1, 2029
  3,057,720 Fannie Mae                                                 3,222,073
            6.000% March 1, 2017
     84,219 Fannie Mae                                                    92,950
            8.000% April 1, 2021
    196,530 Fannie Mae                                                   218,087
            8.500% August 1, 2021
     49,312 Fannie Mae                                                    55,218
            9.000% September 1, 2019
    238,303 Fannie Mae                                                   261,852
            8.500% April 1, 2025
    145,327 Fannie Mae                                                   159,943
            8.000% December 1, 2024
     21,736 Fannie Mae                                                    23,561
            7.500% November 1, 2024
     25,598 Fannie Mae                                                    27,351
            7.000% April 1, 2011
    698,588 Fannie Mae                                                   743,996
            7.000% September 1, 2028
  2,092,171 Fannie Mae                                                 2,166,504
            6.000% February 1, 2032
  1,206,072 Fannie Mae                                                 1,268,637
            6.500% April 1, 2032
  1,982,640 Fannie Mae                                                 1,963,163
            5.000% May 1, 2033
  4,684,533 Fannie Mae                                                 4,747,912
            5.500% July 1, 2033
  1,487,256 Fannie Mae                                                 1,507,378
            5.500% October 1, 2033
     69,734 Fannie Mae                                                    75,393
            8.000% June 1, 2030
    415,555 Fannie Mae                                                   442,566
            7.000% April 1, 2032
  7,696,376 Fannie Mae                                                 7,997,015
            6.000% May 1, 2033
  2,733,083 Fannie Mae                                                 2,909,026
            6.500% February 1, 2017
  3,543,162 Fannie Mae                                                 3,726,968
            6.500% March 1, 2032
    676,231 Fannie Mae                                                   717,406
            6.500% July 1, 2014
  7,742,082 Fannie Mae                                                 7,846,827
            5.500% July 1, 2033
  3,241,493 Fannie Mae                                                 3,363,049
            6.000% May 1, 2033
  3,076,182 Fannie Mae                                                 3,235,759
            6.500% December 1, 2031
  1,943,224 Fannie Mae                                                 1,986,947
            5.000% August 1, 2018
  1,866,156 Fannie Mae                                                 1,908,145
            5.000% May 1, 2018
  1,126,023 Fannie Mae                                                 1,166,554
            6.000% February 1, 2029
  1,302,612 Fannie Mae                                                 1,387,282
            7.000% February 1, 2031
    970,541 Fannie Mae                                                   992,378
            5.000% May 1, 2018
  2,219,212 Fannie Mae                                                 2,295,007
            6.000% April 1, 2033
    702,719 Fannie Mae                                                   754,544
            7.000% April 1, 2017
    231,312 Fannie Mae                                                   260,635
            9.500% September 1, 2020
  1,001,512 Fannie Mae                                                 1,035,718
            6.000% January 1, 2033
    953,528 Fannie Mae                                                   990,775
            6.000% June 1, 2033
  7,893,631 Fannie Mae                                                 8,071,238
            5.000% August 1, 2018
  1,079,108 Fannie Mae                                                 1,122,610
            5.500% March 1, 2018
  2,020,981 Fannie Mae                                                 2,125,819
            6.500% February 1, 2032
  2,680,437 Fannie Mae                                                 2,785,141
            6.000% May 1, 2033
    623,801 Fannie Mae                                                   654,639
            6.500% February 1, 2019
  2,167,142 Fannie Mae                                                 2,215,903
            5.000% May 1, 2018
  2,779,480 Fannie Mae                                                 2,923,665
            6.500% December 1, 2032
  5,751,541 Fannie Mae                                                 6,049,902
            6.500% January 1, 2032
    551,638 Fannie Mae                                                   603,378
            8.500% November 1, 2026
  4,590,835 Fannie Mae                                                 4,775,903
            5.500% April 1, 2018
    766,360 Fannie Mae                                                   805,683
            6.000% June 1, 2013
    152,046 Fannie Mae                                                   165,985
            8.500% August 1, 2024
  1,000,000 Federal Home Loan Bank **                                    995,876
            4.500% November 15, 2012
  3,982,073 Freddie Mac                                                4,032,215
            5.500% August 1, 2033
  2,246,585 Freddie Mac                                                2,280,284
            5.500% November 1, 2033
  4,813,808 Freddie Mac                                                4,874,424
            5.500% August 1, 2033
  1,031,840 Freddie Mac                                                1,068,684
            6.000% August 1, 2029
  1,482,766 Freddie Mac                                                1,464,368
            5.000% August 1, 2033
    989,272 Freddie Mac                                                1,004,111
            5.500% October 1, 2033
  2,247,993 Freddie Mac                                                2,250,342
            4.500% April 1, 2018
    700,831 Freddie Mac                                                  729,302
            5.500% March 1, 2017
    197,009 Freddie Mac                                                  210,306
            7.000% November 1, 2014
  1,110,721 Freddie Mac                                                1,191,942
            7.500% March 1, 2032
    144,367 Freddie Mac                                                  163,682
            11.000% June 1, 2020
  1,858,666 Freddie Mac                                                1,860,608
            4.500% May 1, 2018
    131,047 Freddie Mac                                                  148,691
            11.000% August 1, 2020
    479,171 Freddie Mac                                                  509,868
            7.000% June 1, 2031
    605,798 Freddie Mac                                                  628,515
            6.000% November 1, 2032
    784,554 Freddie Mac                                                  826,724
            6.500% October 1, 2031
    183,784 Freddie Mac                                                  197,362
            7.500% April 1, 2030
  3,135,274 Freddie Mac                                                3,303,795
            6.500% March 1, 2032
  1,838,612 Freddie Mac                                                1,875,959
            5.000% April 1, 2023
  3,389,737 Freddie Mac                                                3,516,852
            6.000% December 1, 2032
     75,836 Freddie Mac                                                   78,091
            10.500% October 1, 2005
    206,295 Freddie Mac                                                  225,799
            8.000% November 1, 2023
    266,455 Freddie Mac                                                  297,110
            9.500% April 1, 2025
     60,322 Freddie Mac                                                   63,763
            10.000% January 1, 2006
  2,321,768 Freddie Mac                                                2,446,563
            6.500% January 1, 2032
  1,869,179 Freddie Mac                                                1,939,273
            6.000% August 1, 2033
  2,395,309 Freddie Mac                                                2,524,057
            6.500% February 1, 2032
  2,467,218 Freddie Mac                                                2,498,285
            5.500% September 1, 2033
  2,000,000 Freddie Mac                                                2,025,184
            5.500% December 1, 2033
    313,813 Freddie Mac                                                  333,917
            7.000% May 1, 2032
  1,367,164 Freddie Mac                                                1,439,368
            6.000% April 1, 2017
    349,609 Freddie Mac                                                  373,295
            7.000% March 1, 2015
     55,501 Freddie Mac                                                   61,898
            9.500% September 1, 2020
  1,998,034 Freddie Mac                                                2,028,004
            5.500% November 1, 2033
  3,486,573 Freddie Mac                                                3,530,475
            5.500% August 1, 2033
     50,301 Freddie Mac                                                   51,276
            8.500% February 1, 2008
    320,865 Freddie Mac                                                  335,201
            6.000% February 1, 2009
     22,798 Freddie Mac                                                   24,669
            7.500% October 1, 2015
     91,351 Freddie Mac                                                  100,149
            8.500% February 1, 2013
    239,042 Freddie Mac                                                  251,970
            6.500% December 1, 2007
  1,591,376 Freddie Mac                                                1,691,334
            7.000% September 1, 2032
    645,846 Freddie Mac                                                  687,220
            7.000% January 1, 2032
    166,315 Freddie Mac                                                  185,599
            9.000% December 1, 2014
    154,631 Freddie Mac                                                  172,443
            9.500% June 1, 2020
  8,119,243 Freddie Mac                                                8,221,480
            5.500% May 1, 2033
  6,600,000 Freddie Mac **                                             7,025,786
            4.875% March 15, 2007
  2,000,000 Freddie Mac ~                                              2,023,125
            5.500% April 1, 2033
    161,220 Ginnie Mae                                                   177,595
            8.000% May 15, 2017
     11,428 Ginnie Mae                                                    12,330
            7.500% July 15, 2023
      2,520 Ginnie Mae                                                     2,718
            7.500% June 15, 2023
     13,769 Ginnie Mae                                                    14,856
            7.500% August 15, 2023
    654,704 Ginnie Mae                                                   702,029
            7.000% January 15, 2024
    189,102 Ginnie Mae                                                   206,548
            8.000% June 15, 2025
  1,662,761 Ginnie Mae                                                 1,753,037
            6.500% February 15, 2032
     81,120 Ginnie Mae                                                    87,464
            7.500% January 15, 2024
     49,878 Ginnie Mae                                                    53,778
            7.500% January 15, 2024
     10,246 Ginnie Mae                                                    11,055
            7.500% May 15, 2023
      9,971 Ginnie Mae                                                    10,750
            7.500% February 15, 2024
     31,821 Ginnie Mae                                                    34,333
            7.500% May 15, 2023
     33,489 Ginnie Mae                                                    36,133
            7.500% May 15, 2023
    276,799 Ginnie Mae                                                   288,116
            6.000% May 15, 2028
    578,104 Ginnie Mae                                                   601,741
            6.000% May 15, 2028
    114,537 Ginnie Mae                                                   123,349
            7.500% March 15, 2025
     28,140 Ginnie Mae                                                    30,341
            7.500% May 15, 2024
     26,577 Ginnie Mae                                                    28,655
            7.500% June 15, 2024
  2,559,333 Ginnie Mae                                                 2,707,294
            6.500% December 15, 2032
    597,486 Ginnie Mae                                                   639,357
            7.000% November 15, 2026
    104,519 Ginnie Mae                                                   115,080
            8.500% July 15, 2024
      5,866 Ginnie Mae                                                     6,325
            7.500% January 15, 2024
     48,922 Ginnie Mae                                                    52,783
            7.500% February 15, 2023
  1,162,691 Ginnie Mae                                                 1,239,527
            7.000% September 15, 2031
     32,201 Ginnie Mae                                                    34,719
            7.500% June 15, 2024
    673,631 Ginnie Mae                                                   738,712
            8.000% March 15, 2025
     41,391 Ginnie Mae                                                    44,658
            7.500% May 15, 2023
      4,018 Ginnie Mae                                                     4,332
            7.500% February 15, 2024
    477,117 Ginnie Mae                                                   515,440
            7.500% December 15, 2024
    442,571 Ginnie Mae                                                   476,371
            7.500% October 15, 2013
     13,030 Ginnie Mae                                                    14,049
            7.500% January 15, 2024
     60,269 Ginnie Mae                                                    65,026
            7.500% April 15, 2023
     18,016 Ginnie Mae                                                    19,425
            7.500% January 15, 2024
     46,192 Ginnie Mae                                                    49,804
            7.500% May 15, 2024
      8,922 Ginnie Mae                                                     9,626
            7.500% August 15, 2023
      5,922 Ginnie Mae                                                     6,401
            7.500% October 15, 2021
     48,866 Ginnie Mae                                                    52,723
            7.500% August 15, 2023
     66,908 Ginnie Mae                                                    72,140
            7.500% June 15, 2024
     44,571 Ginnie Mae II                                                 48,522
            8.000% November 20, 2023
     16,847 Ginnie Mae II                                                 18,276
            8.000% August 20, 2025
     23,813 Ginnie Mae II                                                 25,871
            8.500% June 20, 2026
     71,445 Ginnie Mae II                                                 77,621
            8.500% December 20, 2026
     21,033 Ginnie Mae II                                                 22,851
            8.500% July 20, 2026
     18,593 Ginnie Mae II                                                 20,201
            8.500% May 20, 2026
     19,031 Ginnie Mae II                                                 20,676
            8.500% January 20, 2026
      6,489 Ginnie Mae II                                                  7,070
            8.500% December 20, 2025
                                                                    $242,271,998

AGENCY MORTGAGE BACKED --- 9.84%
    621,867 Fannie Mae                                                   641,892
            Series 1993-15 Class H
            7.000% December 25, 2007

  1,000,000 Fannie Mae                                                 1,040,091
            Series 2002-W9 Class A3
            5.000% December 25, 2024

  2,000,000 Freddie Mac                                                2,039,206
            Series 28 Class PE
            6.800% September 25, 2022

  2,000,000 Freddie Mac                                                2,079,375
            Series 2102 Class VB
            6.000% August 15, 2013

    574,618 US Department of Veterans Affairs                            580,364
            Series 1997-3 Class 2D
            7.500% January 15, 2025

  1,553,884 US Department of Veterans Affairs                          1,603,344
            Series 1998-1 Class 2D
            7.000% July 15, 2025

  2,500,000 US Department of Veterans Affairs                          2,562,500
            Series 2003-1 Class E
            5.750% April 15, 2027

  6,979,000 US Department of Veterans Affairs                          7,210,703
            Series 1997-2 Class K
            7.500% February 15, 2010

  1,000,000 US Department of Veterans Affairs                          1,043,470
            Series 2001-1 Class 2E
            7.000% January 15, 2028

    842,983 US Department of Veterans Affairs                            875,876
            Series 2002-1 Class 1A
            6.000% October 15, 2031

  1,500,000 US Department of Veterans Affairs                          1,556,070
            Series 2003-2 Class B
            5.000% February 15, 2019

  9,000,000 US Department of Veterans Affairs                          9,272,070
            Series 2003-2 Class D
            5.000% November 15, 2023

                                                                     $30,504,961

FOREIGN GOVERNMENTS --- 1.54%
  5,000,000 Government of Italy                                        4,787,340
            Bonds
            2.500% July 15, 2008

                                                                      $4,787,340

U.S. GOVERNMENTS --- 8.71%

  8,600,000 United States of America                                   8,610,750
            4.250% August 15, 2013
  5,000,000 United States of America                                   5,039,650
            3.375% November 15, 2008
  2,000,000 United States of America                                   2,009,296
            3.000% February 15, 2008
  3,200,000 United States of America                                   3,307,626
            3.500% November 15, 2006
  2,200,000 United States of America                                   2,219,422
            5.250% February 15, 2029
  1,000,000 United States of America                                   1,007,227
            5.250% November 15, 2028
  1,800,000 United States of America                                   1,798,945
            3.125% September 15, 2008
  2,000,000 United States of America                                   1,980,782
            4.000% November 15, 2012
  1,000,000 United States of America                                   1,008,828
            2.625% November 15, 2006
                                                                     $26,982,526

TOTAL BONDS --- 98.26%                                              $304,546,825
(Cost $301,116,270)

SHORT-TERM INVESTMENTS

  4,000,000 Federal Home Loan Bank                                     3,998,845
               .811%, January 14, 2004
  1,380,000 Federal Home Loan Bank                                     1,379,975
               .659%, January 2, 2004
                                                                      $5,378,820

TOTAL SHORT-TERM INVESTMENTS --- 1.74%                                $5,378,820
(Cost $5,378,820)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100%   309,925,645
(Cost $306,495,090)

Legend

** Security is an agency note with maturity date and interest rate indicated. ~ When-issued security to be delivered and settled after December 31, 2003. The delivery and payment can take place a month or more after the trade date. During this period, the security does not earn interest, is subject to market fluctuation and may increase or decrease in value prior to its delivery. See Notes to Financial Statements.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- ----------------------------- --------- ----------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       39      Trustee,
(78)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 39      Trustee,
Koeppe (71)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        39      Trustee,
Zisman (63)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------

---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             39      Trustee,
McCallum (61)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.,
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life &
                                            Financial Inc.; President               Annuity
                                            and Chief Executive                     Insurance
                                            Officer of First                        Company,
                                            Great-West Life & Annuity               First
                                            Insurance Company                       Great-West
                                                                                    Life &
                                                                                    Annuity
                                                                                    Insurance
                                                                                    Company, and
                                                                                    GWL&A
                                                                                    Financial Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        39      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(48)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial Officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A,
                                            Company; Executive Vice                 Manager, GW
                                            President and Chief                     Capital
                                            Operating Officer, One                  Management,
                                            Benefits, Inc.; Executive               LLC and
                                            Vice President and Chief                Orchard
                                            Financial Officer of GWL&A              Capital
                                            Financial Inc.; President,              Management,
                                            GW Capital Management, LLC              LLC,
                                            and Orchard Capital                     Director,
                                            Management, LLC; Executive              Orchard Trust
                                            Vice President, Orchard                 Company and
                                            Trust Company                           Financial
                                                                                    Administrative
                                                                                    Services
                                                                                    Corporation
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          39        Director,
McDonald (57)                2001 to        Corporate Finance and                     Greenwood
                             present        Investment Operations;                   Investments,
                                            Treasurer, GW Capital                        LLC
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            Orchard Series Fund and
                                            Great-West Variable
                                            Annuity Account A;
                                            President, Greenwood
                                            Investments, LLC

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              39           None
Byrne (48)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Canada
                                            Life Insurance Company of
                                            America, Vice President,
                                            Counsel and Secretary,
                                            Financial Administrative
                                            Services Corporation and
                                            EMJAY Corporation;
                                            Secretary, GW Capital
                                            Management, LLC, One
                                            Orchard Equities, Inc.
                                            Greenwood Investments,
                                            LLC, GWFS Equities, Inc.,
                                            Canada Life of America
                                            Financial Services, Inc.,
                                            Great-West Retirement
                                            Services, Inc., Advised
                                            Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Orchard Series Fund
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*   Refers to a Director or officer who is an "interested person" of the Fund
    (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an
    "interested person" of the Fund is referred to as an "Independent Director."

Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood
Village, Colorado 80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on November 21, 2003 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve a Plan of Liquidation and Dissolution pursuant to which the assets of the Maxim Bond, Maxim Founders Growth & Income, Maxim Index European, Maxim Index Pacific, Maxim INVESCO Balanced and Maxim Index 400 Portfolios will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The votes cast in these matters for the Maxim Bond Portfolio were:

          For:     3,053,643.035
          Against:   164,968.872
          Abstain*:  281,333.733

The votes cast in these matters for the Maxim Founders Growth & Income Portfolio were:

          For:     2,720,734.263
          Against:   176,429.544
          Abstain*:  205,606.093

The votes cast in these matters for the Maxim Index 400 Portfolio were:

          For:     1,260,058.150
          Against:       691.401
          Abstain*:  113,111.388

The votes cast in these matters for the Maxim Index European Portfolio were:

          For:     3,119,484.261
          Against:   120,142.966
          Abstain*:   78,258.307

The votes cast in these matters for the Maxim Index Pacific Portfolio were:

          For:     4,083,924.838
          Against:    71,219.851
          Abstain*:  178,495.262

The votes cast in these matters for the Maxim INVESCO Balanced Portfolio were:

          For:     8,019,630.619
          Against: 1,257,297.651
          Abstain*:  321,478.820

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $241,600.00 for fiscal year 2002 and $247,600.00 for fiscal year 2003.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $26,640.00 for fiscal year 2002 and $44,400.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $112,735.00 for fiscal year 2002 and $97,555.00 for fiscal year 2003. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any

--------

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.




        non-audit   services  that  relate  directly  to  the  operations  and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2002 equaled $527,000.00, and for fiscal year 2003 equaled $1,035,850.00.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

--------

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR Item 5.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 25, 2004

By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 25, 2004